Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the “compensation actually paid” to our named executive officers and certain measures of company performance.

The overall objective of our executive compensation program is to tie executive compensation to the performance of our Company, and to motivate our executives, including our named executive officers, to make a long-term commitment to our success. While our executive compensation program rewards individual and Company performance via a mix of short-term and long-term components, cash and equity elements and fixed and contingent payments in proportions that we believe provide appropriate incentives to retain and motivate our named executive officers, as a development stage Company with no revenue to date, we have not used any financial performance measure to link the “compensation actually paid” to our named executive officers to Company performance. Our EPA Program includes stock price, GAAP revenue and adjusted EBITDA as performance metrics but those are not metrics that guide current compensation decisions. Hence, we have not included an additional column for a Company-Selected Measures (as defined under §229.201(v)(2)(vi) of Regulation S-K) in this table. See “Compensation Discussion and Analysis” for information about our compensation philosophy and EPA Program.

“Compensation actually paid” does not mean that our named executive officers were actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2022 Summary Compensation Table under the methodology prescribed under the relevant rules. The material that follows is provided in compliance with these rules however additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”

The following table provides information regarding “compensation actually paid” to our principal executive officer, or PEO, and other named executives officers, or NEOs, for each year from 2020 to 2022, compared to our total shareholder return (TSR) from November 27, 2020 through the end of each such year.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO($)(1)(2)	“Compensation Actually Paid” to PEO($)(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers($)(4)	Average “Compensation Actually Paid” to Non-PEO Named Executive Officers($)(5)	Total Shareholder Return (6)	Peer Group Total Shareholder Return(7)	Net Income/ (Net Loss) (in thousands)($)(8)
2022	764,961	(89,844,716)	2,469,030	(8,342,068)	$15.32	$94.40	(411,907)
2021	69,102,285	(176,290,821)	6,997,126	(25,820,669)	$59.97	$122.08	(45,966)
2020	17,052,115	365,439,388	3,330,187	77,149,825	$228.24	$110.72	(1,681,777)

(1)	Our PEO was Jagdeep Singh.

(2)	Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(3)	“Compensation actually paid” does not mean that our PEO was actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2022 Summary Compensation Table under the methodology prescribed under the relevant rules as shown in the adjusted table below.

	2020	2021	2022
Summary Compensation Table Total	$17,052,115	$69,102,285	$764,961
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	16,719,999	68,368,938	—
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	339,636,788	65,345,251	—
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	25,683,862	(172,145,787)	(81,158,574)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(213,378)	(70,223,632)	(9,451,103)
“Compensation Actually Paid”*	$365,439,388	($176,290,821)	($89,844,716)

*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made. Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.

(4)	This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022
Kevin Hettrich	Kevin Hettrich	Kevin Hettrich
Michael McCarthy	Dr. Timothy Holme	Dr. Timothy Holme
	Dr. Mohit Singh	Dr. Mohit Singh
	Celina Mikolajczak	Michael McCarthy

(5)	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the “Total” column of our 2022 Summary Compensation Table under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2020	2021	2022
Summary Compensation Table Total	$3,330,187	$6,997,126	$2,469,030
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	2,925,999	6,514,660	2,002,625
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	59,436,417	6,190,632	652,793
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	17,272,157	(20,462,297)	(6,993,077)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	175,082
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	37,063	(12,031,470)	(2,643,271)
“Compensation Actually Paid” *	$77,149,825	($25,820,669)	($8,342,068)

*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.

(6)	Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on November 27, 2020, the first day of trading for the Company’s stock, and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The peer group used is comprised of the following companies: AMETEK, Ballard Power Systems, Cognex, Enphase Energy, First Solar, Keysight Technologies, Lear, Lumentum Holdings, Lyft, Monolithic Power Systems, Plug Power, Sunrun, Teradyne, THOR Industries, Trimble, Virgin Galactic Holdings, BorgWarner, and Fisker.

(8)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

Company Selected Measure Name	we have not used
Named Executive Officers, Footnote [Text Block]
(4)	This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022
Kevin Hettrich	Kevin Hettrich	Kevin Hettrich
Michael McCarthy	Dr. Timothy Holme	Dr. Timothy Holme
	Dr. Mohit Singh	Dr. Mohit Singh
	Celina Mikolajczak	Michael McCarthy

Peer Group Issuers, Footnote [Text Block]
(7)	The peer group used is comprised of the following companies: AMETEK, Ballard Power Systems, Cognex, Enphase Energy, First Solar, Keysight Technologies, Lear, Lumentum Holdings, Lyft, Monolithic Power Systems, Plug Power, Sunrun, Teradyne, THOR Industries, Trimble, Virgin Galactic Holdings, BorgWarner, and Fisker.

PEO Total Compensation Amount	$ 764,961	$ 69,102,285	$ 17,052,115
PEO Actually Paid Compensation Amount	$ (89,844,716)	(176,290,821)	365,439,388
Adjustment To PEO Compensation, Footnote [Text Block]
(3)	“Compensation actually paid” does not mean that our PEO was actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2022 Summary Compensation Table under the methodology prescribed under the relevant rules as shown in the adjusted table below.

	2020	2021	2022
Summary Compensation Table Total	$17,052,115	$69,102,285	$764,961
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	16,719,999	68,368,938	—
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	339,636,788	65,345,251	—
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	25,683,862	(172,145,787)	(81,158,574)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(213,378)	(70,223,632)	(9,451,103)
“Compensation Actually Paid”*	$365,439,388	($176,290,821)	($89,844,716)

*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made. Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.

Non-PEO NEO Average Total Compensation Amount	$ 2,469,030	6,997,126	3,330,187
Non-PEO NEO Average Compensation Actually Paid Amount	$ (8,342,068)	(25,820,669)	77,149,825
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the “Total” column of our 2022 Summary Compensation Table under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	2020	2021	2022
Summary Compensation Table Total	$3,330,187	$6,997,126	$2,469,030
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	2,925,999	6,514,660	2,002,625
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	59,436,417	6,190,632	652,793
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	17,272,157	(20,462,297)	(6,993,077)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	175,082
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	37,063	(12,031,470)	(2,643,271)
“Compensation Actually Paid” *	$77,149,825	($25,820,669)	($8,342,068)

*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationships Between “Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus TSR

Compensation Actually Paid vs. Net Income [Text Block]

Relationships Between “Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus Net Loss

Total Shareholder Return Vs Peer Group [Text Block]

Relationships Between “Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus TSR

Total Shareholder Return Amount	$ 15.32	59.97	228.24
Peer Group Total Shareholder Return Amount	94.4	122.08	110.72
Net Income (Loss)	$ (411,907,000)	$ (45,966,000)	$ (1,681,777,000)
PEO Name	Jagdeep Singh	Jagdeep Singh	Jagdeep Singh
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (68,368,938)	$ (16,719,999)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	65,345,251	339,636,788
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,158,574)	(172,145,787)	25,683,862
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,451,103)	(70,223,632)	(213,378)
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,002,625)	(6,514,660)	(2,925,999)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	652,793	6,190,632	59,436,417
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,993,077)	(20,462,297)	17,272,157
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	175,082	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,643,271)	$ (12,031,470)	$ 37,063